JPMorgan U.S. Large Cap Core Plus Fund
Schedule of Portfolio Investments as of March 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — 121.6%
Common Stocks — 120.0%
Aerospace & Defense — 3.9%
Howmet Aerospace, Inc. (a)	206	47,353
RTX Corp.	266	51,221
TransDigm Group, Inc.	23	27,200
		125,774
Air Freight & Logistics — 0.1%
FedEx Corp.	10	3,369
Automobiles — 0.7%
General Motors Co.	121	8,998
Tesla, Inc. *	33	12,250
		21,248
Banks — 4.1%
Bank of America Corp. (a)	403	19,667
Citigroup, Inc.	88	10,018
Fifth Third Bancorp	654	30,385
US Bancorp	373	19,370
Wells Fargo & Co. (a)	671	53,379
		132,819
Beverages — 0.9%
PepsiCo, Inc. (a)	198	30,767
Biotechnology — 3.3%
AbbVie, Inc. (a)	255	55,522
Biogen, Inc. *	29	5,273
Gilead Sciences, Inc.	57	8,018
Insmed, Inc. *	12	1,944
Neurocrine Biosciences, Inc. *	12	1,579
Regeneron Pharmaceuticals, Inc.	19	14,795
Vertex Pharmaceuticals, Inc. * (a)	46	20,459
		107,590
Broadline Retail — 5.1%
Amazon.com, Inc. * (a)	799	166,480
Building Products — 2.0%
Fortune Brands Innovations, Inc.	52	2,012
Masco Corp.	79	4,736
Trane Technologies plc	141	58,939
		65,687
Capital Markets — 3.7%
Ameriprise Financial, Inc. (a)	8	3,566
Blackstone, Inc.	66	7,612
Charles Schwab Corp. (The) (a)	238	22,351
CME Group, Inc.	14	4,271
Goldman Sachs Group, Inc. (The) (a)	11	9,232
Intercontinental Exchange, Inc.	184	28,988
Morgan Stanley	188	30,972

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Capital Markets — continued
MSCI, Inc.	16	8,429
State Street Corp.	40	5,033
		120,454
Chemicals — 1.5%
Albemarle Corp.	19	3,443
Ecolab, Inc. (a)	122	32,364
Linde plc	20	10,059
Sherwin-Williams Co. (The)	13	3,961
		49,827
Commercial Services & Supplies — 0.2%
Waste Connections, Inc.	46	7,408
Communications Equipment — 0.3%
Arista Networks, Inc. *	75	9,264
Construction Materials — 0.4%
Martin Marietta Materials, Inc. (a)	19	11,357
Consumer Finance — 0.7%
American Express Co. (a)	51	15,432
Capital One Financial Corp.	42	7,711
		23,143
Consumer Staples Distribution & Retail — 1.1%
Costco Wholesale Corp.	14	13,752
Walmart, Inc.	175	21,789
		35,541
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	840	24,362
Electric Utilities — 4.4%
Entergy Corp.	395	44,414
NextEra Energy, Inc. (a)	601	55,771
Southern Co. (The) (a)	335	32,345
Xcel Energy, Inc.	128	10,141
		142,671
Electrical Equipment — 1.8%
Eaton Corp. plc	82	29,236
Emerson Electric Co. (a)	108	14,127
GE Vernova, Inc.	16	13,963
		57,326
Electronic Equipment, Instruments & Components — 1.5%
Amphenol Corp., Class A	354	44,681
Corning, Inc.	37	5,036
		49,717

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class A (a)	216	13,205
Entertainment — 1.9%
Take-Two Interactive Software, Inc. *	16	3,248
Walt Disney Co. (The) (a)	416	40,083
Warner Music Group Corp., Class A	658	16,799
		60,130
Financial Services — 4.4%
Affirm Holdings, Inc., Class A *	177	8,137
Corpay, Inc. *	121	35,183
Fidelity National Information Services, Inc. (a)	277	12,991
Fiserv, Inc. *	51	2,833
Mastercard, Inc., Class A (a)	159	79,373
Toast, Inc., Class A *	203	5,373
		143,890
Ground Transportation — 1.4%
Canadian Pacific Kansas City Ltd. (Canada)	146	11,514
CSX Corp.	826	33,927
Saia, Inc. *	5	1,607
		47,048
Health Care Equipment & Supplies — 1.9%
Boston Scientific Corp. * (a)	285	17,881
Dexcom, Inc. *	26	1,620
Edwards Lifesciences Corp. *	221	17,687
Medtronic plc	35	3,080
Stryker Corp. (a)	67	22,056
		62,324
Health Care Providers & Services — 1.3%
HCA Healthcare, Inc.	16	7,478
UnitedHealth Group, Inc. (a)	130	35,221
		42,699
Health Care REITs — 0.9%
Alexandria Real Estate Equities, Inc.	32	1,494
Ventas, Inc.	260	21,227
Welltower, Inc.	32	6,335
		29,056
Hotels, Restaurants & Leisure — 4.1%
Booking Holdings, Inc.	3	12,382
Carnival Corp.	65	1,689
Chipotle Mexican Grill, Inc., Class A *	312	9,985
Darden Restaurants, Inc.	35	6,970
DoorDash, Inc., Class A *	118	17,681
Expedia Group, Inc.	49	11,277
Hilton Worldwide Holdings, Inc. (a)	78	23,619

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
McDonald's Corp. (a)	109	33,877
Royal Caribbean Cruises Ltd.	42	11,672
Yum! Brands, Inc. (a)	31	4,771
		133,923
Household Products — 0.8%
Church & Dwight Co., Inc.	288	26,879
Industrial Conglomerates — 1.2%
3M Co. (a)	264	38,296
Insurance — 1.9%
Aon plc, Class A	48	15,386
Arthur J Gallagher & Co. (a)	171	37,083
Progressive Corp. (The) (a)	51	10,060
		62,529
Interactive Media & Services — 8.5%
Alphabet, Inc., Class C	111	31,770
Alphabet, Inc., Class A (a)	508	146,113
Meta Platforms, Inc., Class A (a)	170	97,513
		275,396
IT Services — 0.2%
Shopify, Inc., Class A (Canada) *	60	7,156
Life Sciences Tools & Services — 1.6%
Danaher Corp.	94	17,823
Thermo Fisher Scientific, Inc. (a)	43	21,103
Waters Corp. *	46	13,659
		52,585
Machinery — 2.3%
Caterpillar, Inc.	9	6,619
Donaldson Co., Inc.	37	3,172
Dover Corp.	183	38,130
IDEX Corp.	18	3,417
Ingersoll Rand, Inc.	278	22,277
Parker-Hannifin Corp.	2	1,483
		75,098
Media — 0.1%
Omnicom Group, Inc.	63	4,762
Multi-Utilities — 1.7%
Ameren Corp.	66	7,272
Dominion Energy, Inc.	125	7,741
NiSource, Inc.	121	5,635
Sempra	362	35,162
		55,810

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Oil, Gas & Consumable Fuels — 4.9%
Cheniere Energy, Inc.	11	3,000
ConocoPhillips	174	22,982
EOG Resources, Inc. (a)	200	28,864
EQT Corp.	265	16,856
Exxon Mobil Corp. (a)	364	61,811
Marathon Petroleum Corp.	26	6,261
Phillips 66	18	3,276
Targa Resources Corp.	29	7,281
Valero Energy Corp.	17	4,316
Williams Cos., Inc. (The)	54	3,939
		158,586
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	31	2,058
United Airlines Holdings, Inc. *	16	1,465
		3,523
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co. (a)	373	22,638
Elanco Animal Health, Inc. *	67	1,605
Eli Lilly & Co. (a)	31	28,211
Johnson & Johnson (a)	283	69,287
		121,741
Residential REITs — 0.1%
UDR, Inc.	135	4,553
Semiconductors & Semiconductor Equipment — 17.8%
Advanced Micro Devices, Inc. *	36	7,206
Analog Devices, Inc.	66	21,093
ASML Holding NV (Registered), NYRS (Netherlands)	2	3,170
Broadcom, Inc. (a)	352	109,075
Lam Research Corp.	240	51,182
Micron Technology, Inc.	64	21,694
NVIDIA Corp. (a)	1,607	280,186
NXP Semiconductors NV (Netherlands)	122	23,965
Skyworks Solutions, Inc.	54	2,901
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	72	24,459
Texas Instruments, Inc. (a)	151	29,368
Universal Display Corp.	27	2,464
		576,763
Software — 8.3%
Cadence Design Systems, Inc. *	63	17,447
Crowdstrike Holdings, Inc., Class A *	14	5,538
Intuit, Inc.	64	27,745
Microsoft Corp. (a)	507	187,562

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Software — continued
Oracle Corp.	62	9,130
ServiceNow, Inc. *	222	23,258
		270,680
Specialized REITs — 1.3%
American Tower Corp.	107	18,501
Equinix, Inc.	23	22,337
		40,838
Specialty Retail — 4.8%
AutoZone, Inc. *	8	28,927
Burlington Stores, Inc. * (a)	121	39,256
Lowe's Cos., Inc. (a)	282	66,618
O'Reilly Automotive, Inc. *	69	6,417
Ross Stores, Inc.	61	13,158
		154,376
Technology Hardware, Storage & Peripherals — 6.7%
Apple, Inc. (a)	699	177,354
Hewlett Packard Enterprise Co.	206	4,907
Seagate Technology Holdings plc	11	4,325
Western Digital Corp.	112	30,176
		216,762
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc., Class B	72	3,817
Tobacco — 0.6%
Philip Morris International, Inc.	110	18,257
Trading Companies & Distributors — 0.4%
United Rentals, Inc.	16	11,924
Total Common Stocks (Cost $2,566,546)		3,897,410
Short-Term Investments — 1.6%
Investment Companies — 1.6%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (b) (c)(Cost $50,950)	50,946	50,951
Total Long Positions (Cost $2,617,496)		3,948,361
Short Positions — (21.5)%
Common Stocks — (21.5)%
Air Freight & Logistics — (0.1)%
CH Robinson Worldwide, Inc.	(21)	(3,460)
Automobiles — (0.3)%
Ford Motor Co.	(724)	(8,357)

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Banks — (0.7)%
Citizens Financial Group, Inc.	(130)	(7,807)
PNC Financial Services Group, Inc. (The)	(69)	(14,382)
(22,189)
Beverages — (0.1)%
Molson Coors Beverage Co., Class B	(62)	(2,662)
Biotechnology — (0.6)%
Amgen, Inc.	(29)	(10,361)
Incyte Corp. *	(42)	(3,954)
Moderna, Inc. *	(119)	(6,044)
(20,359)
Broadline Retail — (0.4)%
eBay, Inc.	(159)	(14,453)
Building Products — (0.0)% ^
Lennox International, Inc.	(2)	(762)
Capital Markets — (1.3)%
Blackrock, Inc.	(3)	(3,229)
Carlyle Group, Inc. (The)	(101)	(4,879)
FactSet Research Systems, Inc.	(20)	(4,426)
Franklin Resources, Inc.	(444)	(10,502)
LPL Financial Holdings, Inc.	(11)	(3,297)
Moody's Corp.	(27)	(11,648)
Nasdaq, Inc.	(20)	(1,688)
Tradeweb Markets, Inc., Class A	(33)	(3,854)
(43,523)
Chemicals — (0.3)%
Air Products and Chemicals, Inc.	(24)	(7,031)
Eastman Chemical Co.	(34)	(2,613)
(9,644)
Commercial Services & Supplies — (0.8)%
Cintas Corp.	(7)	(1,296)
Republic Services, Inc., Class A	(34)	(7,429)
Veralto Corp.	(19)	(1,676)
Waste Management, Inc.	(64)	(14,663)
(25,064)
Communications Equipment — (0.6)%
Cisco Systems, Inc.	(252)	(19,555)
Consumer Finance — (0.3)%
Synchrony Financial	(164)	(11,135)
Consumer Staples Distribution & Retail — (1.1)%
Dollar Tree, Inc. *	(25)	(2,767)

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Consumer Staples Distribution & Retail — continued
Sysco Corp.	(214)	(15,239)
Target Corp.	(152)	(18,445)
(36,451)
Distributors — (0.1)%
Pool Corp.	(13)	(2,724)
Electric Utilities — (2.4)%
American Electric Power Co., Inc.	(80)	(10,434)
Duke Energy Corp.	(143)	(18,698)
Edison International	(139)	(10,188)
Eversource Energy	(173)	(12,026)
Exelon Corp.	(214)	(10,474)
Pinnacle West Capital Corp.	(64)	(6,458)
PPL Corp.	(285)	(10,876)
(79,154)
Energy Equipment & Services — (0.2)%
SLB Ltd.	(104)	(5,321)
Entertainment — (0.2)%
TKO Group Holdings, Inc.	(29)	(5,901)
Financial Services — (0.8)%
Berkshire Hathaway, Inc., Class B *	(7)	(3,484)
Block, Inc. *	(169)	(10,170)
PayPal Holdings, Inc.	(35)	(1,584)
Voya Financial, Inc.	(103)	(7,059)
Western Union Co. (The)	(366)	(3,194)
(25,491)
Food Products — (0.3)%
Campbell's Co. (The)	(66)	(1,462)
Conagra Brands, Inc.	(104)	(1,638)
General Mills, Inc.	(89)	(3,332)
Kraft Heinz Co. (The)	(156)	(3,499)
(9,931)
Health Care Equipment & Supplies — (0.2)%
Dentsply Sirona, Inc.	(208)	(2,419)
Zimmer Biomet Holdings, Inc.	(39)	(3,489)
(5,908)
Health Care Providers & Services — (0.3)%
Centene Corp. *	(85)	(2,764)
CVS Health Corp.	(89)	(6,405)
Quest Diagnostics, Inc.	(9)	(1,820)
(10,989)
Hotels, Restaurants & Leisure — (0.4)%
Starbucks Corp.	(137)	(12,261)

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Household Durables — (0.4)%
DR Horton, Inc.	(12)	(1,586)
Mohawk Industries, Inc. *	(27)	(2,690)
NVR, Inc. *	(1)	(4,382)
Toll Brothers, Inc.	(22)	(3,004)
(11,662)
Household Products — (0.2)%
Clorox Co. (The)	(32)	(3,268)
Procter & Gamble Co. (The)	(22)	(3,246)
(6,514)
Industrial Conglomerates — (0.3)%
Honeywell International, Inc.	(37)	(8,257)
Insurance — (1.3)%
Allstate Corp. (The)	(69)	(14,301)
American International Group, Inc.	(71)	(5,311)
Kinsale Capital Group, Inc.	(13)	(4,563)
Willis Towers Watson plc	(28)	(8,006)
WR Berkley Corp.	(146)	(9,681)
(41,862)
IT Services — (0.0)% ^
EPAM Systems, Inc. *	(12)	(1,635)
Life Sciences Tools & Services — (0.7)%
Agilent Technologies, Inc.	(29)	(3,259)
Bruker Corp.	(128)	(4,626)
ICON plc *	(11)	(1,235)
Illumina, Inc. *	(38)	(4,717)
Revvity, Inc.	(91)	(8,003)
(21,840)
Machinery — (1.1)%
Illinois Tool Works, Inc.	(55)	(14,179)
Otis Worldwide Corp.	(132)	(10,179)
Snap-on, Inc.	(27)	(9,934)
(34,292)
Media — (0.2)%
Fox Corp., Class A	(82)	(4,790)
Paramount Skydance Corp., Class B	(297)	(2,678)
(7,468)
Metals & Mining — (0.0)% ^
Freeport-McMoRan, Inc.	(27)	(1,584)
Multi-Utilities — (0.2)%
WEC Energy Group, Inc.	(66)	(7,636)
Oil, Gas & Consumable Fuels — (1.1)%
APA Corp.	(136)	(5,793)

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Chevron Corp.	(15)	(3,049)
Enbridge, Inc. (Canada)	(185)	(10,044)
Kinder Morgan, Inc.	(59)	(1,977)
Occidental Petroleum Corp.	(84)	(5,431)
ONEOK, Inc.	(89)	(8,041)
(34,335)
Pharmaceuticals — (0.4)%
Merck & Co., Inc.	(62)	(7,435)
Pfizer, Inc.	(182)	(5,125)
(12,560)
Professional Services — (0.7)%
Automatic Data Processing, Inc.	(35)	(7,066)
Paychex, Inc.	(108)	(9,934)
Paycom Software, Inc.	(15)	(1,916)
Verisk Analytics, Inc., Class A	(22)	(4,133)
(23,049)
Retail REITs — (0.4)%
NNN REIT, Inc.	(123)	(5,165)
Realty Income Corp.	(155)	(9,473)
(14,638)
Semiconductors & Semiconductor Equipment — (1.3)%
Monolithic Power Systems, Inc.	(13)	(14,653)
QUALCOMM, Inc.	(139)	(17,926)
Teradyne, Inc.	(34)	(10,049)
(42,628)
Software — (0.5)%
Adobe, Inc. *	(19)	(4,608)
Fair Isaac Corp. *	(5)	(4,791)
Workday, Inc., Class A *	(42)	(5,502)
(14,901)
Specialty Retail — (0.4)%
Home Depot, Inc. (The)	(38)	(12,370)
Technology Hardware, Storage & Peripherals — (0.5)%
NetApp, Inc.	(87)	(8,849)
Sandisk Corp. *	(10)	(6,546)
(15,395)

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Trading Companies & Distributors — (0.3)%
Fastenal Co.	(248)	(11,493)
Total Common Stocks (Proceeds $(699,454))		(699,413)
Total Short Positions (Proceeds $(699,454))		(699,413)
Total Investments — 100.1% (Cost $1,918,042)		3,248,948
Liabilities in Excess of Other Assets — (0.1)%		(1,961)
Net Assets — 100.0%		3,246,987

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $954,198.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2026.

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,948,361	$—	$—	$3,948,361
Total Liabilities in Securities Sold Short (a)	$(699,413)	$—	$—	$(699,413)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$104,257	$650,867	$704,166	$(4)	$(3)	$50,951	50,946	$1,308	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.